SCHEDULE OF CONVERTIBLE PROMISSORY NOTES (Details) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt instrument, interest rate	5.00%
Convertible Note One [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%	8.00%
Debt instrument, maturity date	Dec. 23, 2021	Dec. 23, 2021
Debt instrument, conversion price	$ 0.15	$ 0.15
Convertible Note Two [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%	8.00%
Debt instrument, maturity date	Dec. 23, 2021	Dec. 23, 2021
Debt instrument, conversion price	$ 0.15	$ 0.15
Convertible Note Three [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	10.00%
Debt instrument, maturity date	Jul. 14, 2022
Debt instrument, conversion price	$ 3.15
Debt original issuance discount	$ 300,000
Convertible Note Four [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Mar. 13, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount	$ 7,500
Convertible Note Five [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Mar. 13, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount	$ 8,250
Convertible Note Six [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Mar. 17, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount	$ 20,000
Convertible Note Seven [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Mar. 19, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount	$ 9,750
Convertible Note Eight [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Mar. 19, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount	$ 1,500
Convertible Note Nine [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Mar. 19, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount	$ 3,000
Convertible Note Ten [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Apr. 21, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount	$ 7,500
Convertible Note Eleven [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Apr. 21, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount	$ 7,500
Convertible Note Twelve [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Jun. 30, 2023
Debt instrument, conversion price	$ 0.90
Debt original issuance discount	$ 3,000